Note 18 - Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Earnings per share [text block]
	Years Ended June 30,
	2026	2025	2024

Basic and diluted loss per share (cents per share) (adjusted)	(11.12)	(9.50)	(26.20)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share (adjusted) (1)	210,494,323	127,938,483	72,977,512